Organization and Operations	9 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Organization, Plan of Business Operations, Going Concern Consideration and Liquidity [Abstract]
Organization, Plan of Business Operations and Going Concern Consideration

Note 1 — Organization and Operations

Grow Solutions Holdings, Inc. (formerly known as LightTouch Vein & Laser, Inc. and Strachan, Inc.) (the “Company”) was organized under the laws of the State of Nevada on May 1, 1981. Currently, the Company provides indoor and outdoor gardening supplies to the rapidly growing garden industry.

The Merger

Effective April 28, 2015, the Company entered into an Acquisition Agreement and Plan of Merger (the “the Merger”) with Grow Solutions, Inc., a Delaware corporation (“Grow Solutions”) and LightTouch Vein & Laser Acquisition Corporation, a Delaware corporation and a wholly owned subsidiary of the Company (“LightTouch Acquisition”). Under the terms of the Merger, Grow Solutions merged with LightTouch Acquisition and became a wholly owned subsidiary of the Company. The Grow Solutions’ shareholders and certain creditors of the Company received 44,005,000 shares of the Company’s common stock in exchange for all of the issued and outstanding shares of Grow Solutions. Following the closing of the Grow Solutions Agreement, Grow Solutions’ business became the primary focus of the Company and Grow Solutions management assumed control of the management of the Company with the former director of the Company resigning upon closing of the Agreement. Shareholders maintained 1,886,612 as part of the recapitalization.

As a result of the Merger, the Company discontinued its pre-Merger business. The Merger was accounted for as a “reverse merger,” and Grow Solutions, was deemed to be the accounting acquirer in the reverse merger. Consequently, the assets and liabilities and the historical operations that will be reflected in the financial statements prior to the Merger will be those of Grow Solutions and will be recorded at the historical cost basis and the consolidated financial statements after completion of the Merger will include the assets and liabilities of Grow Solutions., historical operations of the Company, and operations of the Company and its subsidiaries from the closing date of the Merger. As a result of the issuance of the shares of the Company’s Common Stock pursuant to the Merger, a change in control of the Company occurred as of the date of consummation of the Merger. The Merger is intended to be treated as a tax-free exchange under Section 368(a) of the Internal Revenue Code of 1986, as amended. All historical share amounts of the accounting acquirer were retrospectively recast to reflect the share exchange.

The Acquisition

Effective May 13, 2015 (the “Closing Date”), the Company entered into an Acquisition Agreement and Plan of Merger (the “OneLove Agreement’) with Grow Solutions Acquisition LLC, a Colorado limited liability company and a wholly owned subsidiary of the Company (“Grow Solutions Acquisition”), One Love Garden Supply LLC, a Colorado limited liability company (“OneLove”), and all of the members of OneLove (the “Members”). On the Closing Date, OneLove merged with Grow Solutions Acquisition and became a wholly owned subsidiary of the Company. Under the terms of the OneLove Agreement, the Members received (i) 1,450,000 shares of the Company’s common stock (the “Equity”), (ii) Two Hundred Thousand Dollars (US$200,000) (the “Cash”), and (iii) a cash flow promissory note in the aggregate principal amount of $50,000 issued by OneLove in favor of the Members (the “Cash Flow Note”), whereby each fiscal quarter, upon the Company recording on its financial statements $40,000 in US GAAP Net Income (“Net Income”) from sales of the Company’s products (the “Net Income Threshold”), the Company shall pay to the Members 33% of the Company’s Net Income generated above the Net Income Threshold. The aforementioned obligations owed under the Cash Flow Note shall extinguish upon the earlier of (i) payment(s) by Company in an amount equal to $50,000 in the aggregate or (ii) May 5, 2016 (collectively, the Cash Flow Note, the Equity, and the Cash, the “Consideration”). The Consideration provided to the Members was in exchange for all of the issued and outstanding membership interests of OneLove. Following the Closing Date, OneLove’s business was acquired by the Company and the Company’s management assumed control of the management of OneLove with the former managing members of OneLove resigning from OneLove upon closing of the OneLove Agreement.

The Company recorded the purchase of OneLove using the acquisition method of accounting as specified in ASC 805 “Business Combinations.” This method of accounting requires the acquirer to (i) record purchase consideration issued to sellers in a business combination at fair value on the date control is obtained, (ii) determine the fair value of any non-controlling interest, and (iii) allocate the purchase consideration to all tangible and intangible assets acquired and liabilities assumed based on their acquisition date fair values. Further, the Company commenced reporting the results of OneLove on a consolidated basis with those of the Company effective upon the date of the acquisition.

The Company consolidated OneLove as of May 13, 2015, and the results of operations of the Company include that of OneLove from May 13, 2015 through September 30, 2015.  The Company recognized net revenues attributable to OneLove of $1,318,128 and recognized income of $162,072 during the period May 13, 2015 through September 30, 2015.

The following table summarizes fair values of the net liabilities assumed and the allocation of the aggregate fair value of the purchase consideration, and net liabilities to assumed identifiable and unidentifiable intangible assets.

Purchase Consideration:
Common stock at fair market value	$290,000
Cash paid	200,000
Cash flow note assumed	50,000
Current liabilities assumed	226,624
Total Purchase Consideration	$766,624

The fair value allocation is based on management’s estimates:

Purchase Price Allocation
Cash	$9,961
Accounts receivable	$13,363
Inventory	$342,458
Property and equipment	$932
Goodwill	$399,910
Current liabilities	$(226,624)

As per the Acquisition agreement, the Company has paid $10,000 of the $50,000 cash flow note and as of September 30, 2015, the balance of the cash flow note is $40,000.

Asset Purchase Agreement

On September 23, 2015 (the “Closing Date”), the Company entered into an Asset Purchase Agreement (the “APA”) by and among One Love and D&B Industries, LLC, a Colorado limited liability company doing business as Hygrow. On the Closing Date, the Company purchased all of the assets, rights, properties, and business of Hygrow including certain debts of Hygrow (the “Assets”). Under the terms and conditions of the APA, and for full consideration of the transfer of such Assets to the Company on the Closing Date, the Company issued Hygrow three hundred thousand (300,000) shares of common stock of the Company and a payment to Hygrow in the amount of $5,200 in cash. Following the Closing Date the Company’s management assumed control of the management of Hygrow with the former managing members of Hygrow resigning upon closing of the APA.

The Company recorded the purchase of Hygrow using the acquisition method of accounting as specified in ASC 805 “Business Combinations.” This method of accounting requires the acquirer to (i) record purchase consideration issued to sellers in a business combination at fair value on the date control is obtained, (ii) determine the fair value of any non-controlling interest, and (iii) allocate the purchase consideration to all tangible and intangible assets acquired and liabilities assumed based on their acquisition date fair values. Further, the Company commenced reporting the results of Hygrow on a consolidated basis with those of the Company effective upon the date of the acquisition.

The following table summarizes fair values of the net liabilities assumed and the allocation of the aggregate fair value of the purchase consideration, and net liabilities to assumed identifiable and unidentifiable intangible assets.

Purchase Consideration:
Common stock at fair market value	$60,000
Cash paid	5,200
Current liabilities assumed	47,918
Total Purchase Consideration	$113,118

The fair value allocation is based on management’s estimates:

Purchase Price Allocation
Cash	$15,194
Other assets	$5,213
Goodwill	$92,710
Current liabilities	$(47,918)

The Financing

Also during the period ended September 30, 2015, the Company completed a closing of a private placement offering (the “Offering”) of 2,705,000 Units, at a purchase price of $0.20 per Unit, each Unit consisting of 1 share of the Company’s common stock, and 1 stock purchase warrants. The warrants are exercisable at $0.40 per warrant into a share of the Company’s common stock and have a maturity of 3 years.

The aggregate gross proceeds from the closing were $541,000 (the Company recorded $332,570 for the fair value of the warrants as a derivative liability see Note 4).

Note 1 — Organization, Plan of Business Operations and Going Concern Consideration

Grow Solutions, Inc. (the “Company” or “Grow Solutions”), a Delaware corporation, offers a variety of services, products, financing, technology and management consulting to the legalized cannabis industry. The Company has offices located at 641 Lexington Avenue, New York, New York 10022.

The focus of the Company is to provide comprehensive services within the cannabis industry to those growing, processing and dispensing marijuana and marijuana infused products. The Company plans to operate multiple verticals within the cannabis industry, consisting of but not limited to (i) financing, (ii) sales of unregulated products through retail agricultural grow stores, (iii) distribution of unregulated products, equipment and supplies to agricultural grow stores, (iv) management and consulting services, (v) real estate, (vi) licensing, and (vii) rights to proprietary, unregulated products.

Our business strategy is structured into various operating divisions to attain vertical penetration within our customer base and horizontally penetrate opportunities and customer relationships between our operating divisions. We have a team of experienced personnel in each area of our business model and our management team has successfully operated cannabis grow operations, managed dispensaries and navigated the cannabis State licensing process. Further, our planned retail agricultural grow stores are staffed with individuals knowledgeable in all products and growing needs.